Earnings Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Abstract]
Weighted average number of shares attributable to antidilutive outstanding stock options not included in the calculation of diluted earnings per share	1,064	3,005	12,313